PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, equipment and software
Less: accumulated depreciation and amortization	¥ (4,447)		¥ (3,949)
Total net book value	5,142		5,204		$ 724
Depreciation	627	$ 88	632	¥ 723
Buildings
Property, equipment and software
Original value	5,409		5,409
Website-related equipment
Property, equipment and software
Original value	2,075		1,802
Computer equipment
Property, equipment and software
Original value	796		810
Software
Property, equipment and software
Original value	755		668
Furniture and fixtures
Property, equipment and software
Original value	301		216
Leasehold improvements
Property, equipment and software
Original value	¥ 253		¥ 248